Summary of Pre-tax Impact of Derivative Instruments on Consolidated Statements of Operations and Comprehensive Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivative Instruments Gain Loss [Line Items]
Pre-tax impact of derivative instruments	$ (12,295)	$ 1,946	$ 5,238
Realized (loss) gain on derivative instruments, net | Non-designated
Derivative Instruments Gain Loss [Line Items]
Pre-tax impact of derivative instruments	(12,295)	1,939	5,238
Unrealized loss on derivative instruments, net | Non-designated
Derivative Instruments Gain Loss [Line Items]
Pre-tax impact of derivative instruments	(6,044)	(15,442)	$ (5,790)
Other comprehensive loss | Designated
Derivative Instruments Gain Loss [Line Items]
Pre-tax impact of derivative instruments	(12,307)	(110)
Interest expense, net | Designated
Derivative Instruments Gain Loss [Line Items]
Pre-tax impact of derivative instruments	$ (2,806)	$ 7